Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Overseas SMA Completion Portfolio
Shareholder Report [Line Items]
Fund Name	Overseas SMA Completion Portfolio
Class Name	Overseas SMA Completion Portfolio
Trading Symbol	OSCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$ 0.00	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Allocations
| A smaller allocation to the energy sector buoyed the Fund's relative results during the annual period.
Individual holdings
| Positions in Sankyo, a Japanese slot machine manufacturer; BW LPG, a liquefied petroleum gas shipping company; Just Group, a British financial services company; Dai-Ichi Life Holdings, a Japanese insurer; and TP ICAP Group, a British financial services company, were among the top contributors to the Fund's absolute performance.
Allocations
| A larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Diversified Energy Company, an oil and gas producer; MatsukiyoCocokara, a Japanese drugstore chain; Duerr, a German mechanical engineering firm; Guangdong Investment, a Hong Kong infrastructure holding company; and Youngone, a South Korean outdoor apparel company, were top detractors from absolute performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	Since Fund Inception
Overseas SMA Completion Portfolio (a)	19.83	7.29
MSCI EAFE Value Index (Net)	20.38	7.93
MSCI EAFE Index (Net)	19.40	7.92
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 5,865,463
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,865,463
Total number of portfolio holdings	39
Management services fees (represents 0.0% of Fund average net assets)	$ —
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ASR Nederland NV	5.1%
Sankyo Co., Ltd.	5.1%
Northern Star Resources Ltd.	4.9%
TOPPAN Holdings, Inc.	4.4%
DCC PLC	4.2%
Dai-ichi Life Holdings, Inc.	3.8%
TP Icap Group PLC	3.8%
Shimamura Co., Ltd.	3.7%
Piraeus Financial Holdings SA	3.6%
Venture Corp., Ltd.	3.4%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ASR Nederland NV	5.1%
Sankyo Co., Ltd.	5.1%
Northern Star Resources Ltd.	4.9%
TOPPAN Holdings, Inc.	4.4%
DCC PLC	4.2%
Dai-ichi Life Holdings, Inc.	3.8%
TP Icap Group PLC	3.8%
Shimamura Co., Ltd.	3.7%
Piraeus Financial Holdings SA	3.6%
Venture Corp., Ltd.	3.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds